Share capital - Outstanding Share Capital (Details) $ in Thousands		12 Months Ended
	Sep. 22, 2020 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		138,172,445
Exercise of stock options (in shares) | shares		1,233,084	32,648
Balance - End of year (in shares) | shares		142,994,051	138,172,445
Changes in equity [abstract]
Balance - Beginning of year		$ 1,625,785
Issuance of shares		419,609	$ 1,175,066
Exercise of stock options		8,994	153
Redemption of shares			(1)
Balance - End of year		$ 2,057,105	$ 1,625,785
Class A common shares, Series A
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	68,032,894
Conversion of Class A common shares to Subordinate Voting Shares (in shares) | shares			(68,032,894)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 103,271
Conversion of Class A common shares to Subordinate Voting Shares			(103,271)
Balance - End of year			$ 0
Class A common shares, Series B
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	66,739,698
Conversion of Class A common shares to Subordinate Voting Shares (in shares) | shares			(66,739,698)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 86,145
Conversion of Class A common shares to Subordinate Voting Shares			(86,145)
Balance - End of year			$ 0
Class A common shares, Series C
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	56,259,910
Issuance of shares - unsecured convertible debenture conversion (in shares) | shares			3,250,206
Conversion of Class A common shares to Subordinate Voting Shares (in shares) | shares			(59,510,116)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 72,618
Issuance of shares - unsecured convertible debenture conversion	$ 30,180		30,180
Conversion of Class A common shares to Subordinate Voting Shares			(102,798)
Balance - End of year			$ 0
Class A common shares, Series D
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	44,403,491
Conversion of Class A common shares to Subordinate Voting Shares (in shares) | shares			(44,403,491)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 182,498
Conversion of Class A common shares to Subordinate Voting Shares			(182,498)
Balance - End of year			$ 0
Class B common shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	1,457,360
Issuance of shares (in shares) | shares			89,286
Conversion of Class B common shares and preferred shares to Subordinate Voting Shares (in shares) | shares			(1,546,646)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 5,990
Issuance of shares			193
Conversion of Class B common shares and preferred shares to Subordinate Voting Shares			(6,183)
Balance - End of year			$ 0
Class A preferred shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	1,000
Conversion of Class A preferred shares to Class B preferred shares (in shares) | shares			(1,000)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 1
Conversion of Class A preferred shares to Class B preferred shares			(1)
Balance - End of year			$ 0
Class B preferred shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	0
Conversion of Class A preferred shares to Class B preferred shares (in shares) | shares			1,000
Redemption of shares (in shares) | shares			(1,000)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 0
Conversion of Class A preferred shares to Class B preferred shares			1
Redemption of shares			(1)
Balance - End of year			$ 0
Subordinate Voting Shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		45,924,637	0
Conversion of Class A common shares to Subordinate Voting Shares (in shares) | shares		0	90,307,767
Conversion of Class B common shares and preferred shares to Subordinate Voting Shares (in shares) | shares		0	11,980,945
Conversion of Multiple Voting Shares to Subordinate Voting Shares (in shares) | shares		16,183,189	0
Exercise of stock options (in shares) | shares		1,233,084	760
Issuance under public listings (in shares) | shares	29,171,050	3,450,000	29,171,050
Issuance for acquisitions (in shares) | shares		138,522	6,711,923
Conversion of Subordinate Voting Shares to Multiple Voting Shares (in shares) | shares		0	(92,247,808)
Balance - End of year (in shares) | shares		66,929,432	45,924,637
Changes in equity [abstract]
Balance - Beginning of year		$ 1,139,723	$ 0
Conversion of Class A common shares to Subordinate Voting Shares		0	606,403
Conversion of Class B common shares and preferred shares to Subordinate Voting Shares		0	49,159
Conversion of Multiple Voting Shares to Subordinate Voting Shares		85,271	0
Exercise of stock options		11,711	4
Issuance under public listings		424,833	758,447
Issuance for acquisitions		11,387	254,738
Conversion of Subordinate Voting Shares to Multiple Voting Shares		0	(486,062)
Issuance fees	$ (42,966)	(16,611)	(42,966)
Balance - End of year		$ 1,656,314	$ 1,139,723
Multiple Voting Shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		92,247,808	0
Conversion of Multiple Voting Shares to Subordinate Voting Shares (in shares) | shares		(16,183,189)	0
Conversion of Subordinate Voting Shares to Multiple Voting Shares (in shares) | shares		0	92,247,808
Balance - End of year (in shares) | shares		76,064,619	92,247,808
Changes in equity [abstract]
Balance - Beginning of year		$ 486,062	$ 0
Conversion of Multiple Voting Shares to Subordinate Voting Shares		(85,271)	0
Conversion of Subordinate Voting Shares to Multiple Voting Shares		0	486,062
Balance - End of year		$ 400,791	$ 486,062
Liabilities | Class A common shares, Series A
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	14,175,549
Conversion of Class A common shares to Subordinate Voting Shares (in shares) | shares			(14,175,549)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 58,262
Conversion of Class A common shares to Subordinate Voting Shares			(131,691)
Changes in the redemption amount accounted as financing costs			73,429
Balance - End of year			$ 0
Liabilities | Class B preferred shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares		0	32,000,000
Conversion of Class B common shares and preferred shares to Subordinate Voting Shares (in shares) | shares			(32,000,000)
Balance - End of year (in shares) | shares			0
Changes in equity [abstract]
Balance - Beginning of year		$ 0	$ 39,967
Conversion of Class B common shares and preferred shares to Subordinate Voting Shares			(42,976)
Changes in the redemption amount accounted as financing costs			3,009
Balance - End of year			$ 0